Note 17 - Trade and Other Receivables - Credit Risk for Trade Receivables by Geographic Region (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Trade receivables	$ 5,333	$ 5,248
United States [member]
Statement Line Items [Line Items]
Trade receivables	129
United Kingdom [member]
Statement Line Items [Line Items]
Trade receivables	12	1,600
Australia [Member]
Statement Line Items [Line Items]
Trade receivables	$ 5,192	$ 3,648